Accounting Changes - Intra-Entity Transfers (Details) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2017 item	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares		Dec. 31, 2016 USD ($) $ / shares	Jan. 01, 2017 USD ($)
Accounting Changes
Investments and sundry assets		$ 2,386	$ 2,783	[1]
Prepaid expenses and other current assets		2,378	1,860	[1],[2]
Deferred tax assets		5,216	4,862
Retained earnings		159,206	153,126
Provision for/(benefit from) income taxes		2,619	5,642		$ 449
Income from continuing operations		8,723	5,758		11,881
Net income		$ 8,728	$ 5,753		$ 11,872
Earnings per share, basic (in dollars per share) | $ / shares		$ 9.57	$ 6.17		$ 12.43
Earnings per share, diluted (in dollars per share) | $ / shares		$ 9.52	$ 6.14		$ 12.38
Accounting Standards Update 2016-16, Intra-Entity Transfers of Assets Other Than Inventory | Early adoption
Accounting Changes
Investments and sundry assets						$ (95)
Prepaid expenses and other current assets						(47)
Deferred tax assets						244
Retained earnings						$ 102
Number of transactions within scope of new guidance | item	1
Provision for/(benefit from) income taxes			$ (582)
Income from continuing operations			582
Net income			$ 582
Earnings per share, basic (in dollars per share) | $ / shares			$ 0.62
Earnings per share, diluted (in dollars per share) | $ / shares			$ 0.62

[1]	** Recast to conform to current period presentation.
[2]	* Recast to reflect adoption of the FASB guidance on restricted cash.